FAIR VALUE MEASUREMENT (Details) (USD $) In Millions	0 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011	Dec. 31, 2010
Total	$ 1,245	$ 1,480
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			3,676	3,787
Fair value of the interest rate swap agreements			4
Fair value derivatives assets	59	17	59	17
Fair value convertible senior debentures and derivatives liabilities			2,140	1,734
Fair value, option, credit risk, (gains) losses on assets			164	266
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value at the beginning of the period			78	76
Amount realized			(59)	(9)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included In Other Income			22	7
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income			0	4
Carrying value at the end of the period	41	78	41	78
Money markets [Member]
Cash And Cash Equivalents Fair Value Disclosure	198	389	198	389
Money markets [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	198	389	198	389
Money markets [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Money markets [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Cash deposits and other [Member]
Cash And Cash Equivalents Fair Value Disclosure	887	859	887	859
Cash deposits and other [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	887	859	887	859
Cash deposits and other [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Cash deposits and other [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction rate securities [Member]
Investments Fair Value Disclosure	40	77	40	77
Auction rate securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction rate securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction rate securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	40	77	40	77
Collateral debt obligations [Member]
Investments Fair Value Disclosure	6	10	6	10
Collateral debt obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	5	9	5	9
Collateral debt obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Collateral debt obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Structured investment vehicles [Member]
Investments Fair Value Disclosure	97	82	97	82
Structured investment vehicles [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured investment vehicles [Member] | Level 2 [Member]
Investments Fair Value Disclosure	97	82	97	82
Structured investment vehicles [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other - mainly debt securities [Member]
Investments Fair Value Disclosure	29	23	29	23
Other - mainly debt securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	29	23	29	23
Other - mainly debt securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other - mainly debt securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Liability Derivatives [Member]
Derivatives-net	(94)	(16)	(94)	(16)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(94)	(16)	(94)	(16)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	(72)	(70)	(72)	(70)
Derivatives-net	4		4
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0		0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	(72)	(70)	(72)	(70)
Derivatives-net	4		4
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0		0
Asset Derivatives [Member]
Derivatives-net	59	17	59	17
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	59	17	59	17
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Equity securities [Member]
Investments Fair Value Disclosure	91	109	91	109
Equity securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	91	109	91	109
Equity securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Level 1 [Member]
Total	1,210	1,389
Level 2 [Member]
Total	(6)	13
Level 3 [Member]
Total	$ 41	$ 78